JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.8%
Aerospace & Defense — 4.3%
ATI, Inc. *	32,853	6,157,966
BWX Technologies, Inc.	28,154	4,749,580
Curtiss-Wright Corp.	8,516	6,165,584
GE Aerospace	76,180	27,430,133
HEICO Corp.	16,337	5,821,853
Howmet Aerospace, Inc.	41,385	11,681,330
Huntington Ingalls Industries, Inc.	12,924	4,219,040
Karman Holdings, Inc. *	55,386	2,666,836
Planet Labs PBC *	168,480	3,450,470
Rocket Lab Corp. *	86,388	5,610,901
RTX Corp.	99,109	21,330,239
TransDigm Group, Inc.	6,412	8,043,084
		107,327,016
Automobiles & Parts — 1.2%
BorgWarner, Inc.	82,694	5,270,916
Ford Motor Co.	607,876	8,923,620
General Motors Co.	123,519	10,975,898
Lear Corp.	21,863	2,856,182
QuantumScape Corp. * (a)	473,129	2,469,733
		30,496,349
Banks — 1.2%
Citigroup, Inc.	151,597	20,079,022
Citizens Financial Group, Inc.	104,355	7,477,036
Popular, Inc. (Puerto Rico)	14,451	2,531,960
		30,088,018
Beverages — 0.3%
Coca-Cola Co. (The)	23,162	2,028,759
Coca-Cola Consolidated, Inc.	16,924	3,180,020
Monster Beverage Corp. *	37,279	3,592,950
		8,801,729
Chemicals — 0.2%
Linde plc	9,447	4,519,256
Construction & Materials — 1.9%
Acuity, Inc.	3,865	1,269,228
API Group Corp. *	107,631	4,270,798
Armstrong World Industries, Inc.	26,821	4,684,556
Comfort Systems USA, Inc.	5,069	8,767,799
EMCOR Group, Inc.	8,926	7,117,860
Quanta Services, Inc.	17,295	11,541,991
Trane Technologies plc	23,815	10,834,634
		48,486,866
Consumer Services — 0.5%
Uber Technologies, Inc. *	162,890	11,460,940
Electricity — 1.4%
American Electric Power Co., Inc.	76,315	9,756,873

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electricity — continued
Brookfield Renewable Corp. (Canada)	40,477	1,349,908
Edison International	35,667	2,616,888
Entergy Corp.	76,843	8,269,843
Evergy, Inc.	76,741	6,370,270
FirstEnergy Corp.	117,738	5,687,923
Talen Energy Corp. *	4,870	1,627,067
		35,678,772
Electronic & Electrical Equipment — 0.5%
Hubbell, Inc.	12,425	5,871,434
MKS, Inc.	4,240	1,261,188
Powell Industries, Inc.	10,472	2,185,297
Vicor Corp. *	9,968	2,067,064
		11,384,983
Finance & Credit Services — 0.2%
MGIC Investment Corp.	85,068	2,555,443
SoFi Technologies, Inc. *	230,027	3,751,740
		6,307,183
Food Producers — 0.6%
Archer-Daniels-Midland Co.	67,720	5,368,165
Post Holdings, Inc. *	33,574	3,068,999
US Foods Holding Corp. *	54,308	5,462,842
		13,900,006
Gas, Water & Multi-utilities — 1.0%
Ameren Corp.	55,153	6,045,320
Atmos Energy Corp.	10,941	1,890,386
CenterPoint Energy, Inc.	137,807	5,793,406
MDU Resources Group, Inc.	91,555	1,826,522
National Fuel Gas Co.	21,616	1,779,213
NiSource, Inc.	120,257	5,343,019
UGI Corp.	5,277	190,605
WEC Energy Group, Inc.	9,394	1,027,892
		23,896,363
General Industrials — 2.4%
3M Co.	59,363	10,464,510
Eaton Corp. plc	37,938	15,751,858
GE Vernova, Inc.	23,142	22,917,291
Parker-Hannifin Corp.	11,772	11,495,711
		60,629,370
Health Care Providers — 0.5%
Encompass Health Corp.	9,881	1,097,483
HCA Healthcare, Inc.	14,202	5,717,583
Tenet Healthcare Corp. *	23,761	6,053,827
		12,868,893

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Household Goods & Home Construction — 0.4%
SharkNinja, Inc. * (a)	35,811	5,793,146
Somnigroup International, Inc.	63,368	4,139,831
		9,932,977
Industrial Engineering — 1.6%
Bloom Energy Corp., Class A *	37,726	7,764,388
Caterpillar, Inc.	34,167	27,839,613
Woodward, Inc.	13,838	4,992,059
		40,596,060
Industrial Metals & Mining — 1.2%
Alcoa Corp.	23,492	1,063,248
Carpenter Technology Corp.	11,849	6,157,451
Nucor Corp.	34,164	8,790,056
Reliance, Inc.	5,834	2,369,187
Southern Copper Corp. (Mexico)	29,031	5,304,254
Steel Dynamics, Inc.	27,243	6,845,076
Timken Co. (The)	4,441	610,860
		31,140,132
Industrial Support Services — 0.7%
American Express Co.	43,621	14,667,561
Core & Main, Inc., Class A *	76,841	3,378,699
		18,046,260
Industrial Transportation — 0.5%
Allison Transmission Holdings, Inc.	7,879	902,460
Ryder System, Inc.	20,840	5,343,793
XPO, Inc. *	28,200	5,667,354
		11,913,607
Investment Banking & Brokerage Services — 6.6%
Affiliated Managers Group, Inc.	16,187	5,936,258
Bank of New York Mellon Corp. (The)	81,758	12,781,228
Berkshire Hathaway, Inc., Class B *	12,709	6,501,162
Cboe Global Markets, Inc.	24,479	7,594,120
Charles Schwab Corp. (The)	139,830	14,715,709
CME Group, Inc.	36,826	9,861,634
Evercore, Inc., Class A	14,660	4,699,410
Franklin Resources, Inc.	138,931	4,704,204
Goldman Sachs Group, Inc. (The)	24,293	24,739,505
Interactive Brokers Group, Inc., Class A	85,792	7,548,838
Invesco Ltd.	201,697	5,970,231
Lazard, Inc.	784	33,226
Morgan Stanley	99,528	20,942,682
Nasdaq, Inc.	70,861	6,674,398
Northern Trust Corp.	34,553	6,295,211
Principal Financial Group, Inc.	32,599	3,706,506
Robinhood Markets, Inc., Class A *	75,728	6,555,016
State Street Corp.	48,658	8,960,857

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Investment Banking & Brokerage Services — continued
Stifel Financial Corp.	26,980	2,236,912
Virtu Financial, Inc., Class A	90,431	5,311,013
		165,768,120
Leisure Goods — 0.4%
Electronic Arts, Inc.	42,149	8,845,389
Life Insurance — 0.2%
Globe Life, Inc.	20,098	3,662,861
Unum Group	3,647	314,043
		3,976,904
Media — 1.1%
Fox Corp., Class A	67,450	3,927,614
Liberty Live Holdings, Inc., Class C *	11,999	1,183,101
Liberty Media Corp-Liberty Formula One, Class C *	52,483	5,150,157
New York Times Co. (The), Class A	65,287	4,889,343
Spotify Technology SA *	4,614	2,306,724
Warner Bros Discovery, Inc. *	351,678	9,249,131
		26,706,070
Medical Equipment & Services — 1.0%
Labcorp Holdings, Inc.	18,758	5,799,973
Natera, Inc. *	27,572	7,382,679
Penumbra, Inc. * (a)	13,379	4,297,201
Quest Diagnostics, Inc.	27,476	6,402,183
		23,882,036
Mortgage Real Estate Investment Trusts — 0.5%
AGNC Investment Corp. (a)	574,982	6,129,308
Annaly Capital Management, Inc.	231,163	5,252,024
		11,381,332
Non-life Insurance — 1.2%
Allstate Corp. (The)	34,183	9,027,047
Axis Capital Holdings Ltd.	42,102	4,434,183
Cincinnati Financial Corp.	16,070	2,855,317
Hartford Insurance Group, Inc. (The)	47,747	6,775,777
Loews Corp.	25,018	2,902,338
Old Republic International Corp.	110,190	4,761,310
		30,755,972
Non-Renewable Energy — 3.6%
Antero Midstream Corp.	201,147	4,419,200
DT Midstream, Inc.	36,224	4,998,912
ExxonMobil Holdings Corp. *	91,682	14,251,050
HF Sinclair Corp.	38,152	3,489,763
Kinder Morgan, Inc.	244,262	7,860,351
Marathon Petroleum Corp.	33,950	10,744,156
Phillips 66	42,122	8,916,385
Targa Resources Corp.	27,794	7,514,664
TechnipFMC plc (United Kingdom)	90,499	6,485,158

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Valero Energy Corp.	29,384	9,194,254
Weatherford International plc	29,688	2,606,310
Williams Cos., Inc. (The)	133,248	9,532,562
		90,012,765
Personal Care, Drug & Grocery Stores — 1.5%
Cardinal Health, Inc.	30,639	7,047,889
Casey's General Stores, Inc.	8,234	7,171,814
Cencora, Inc.	22,533	7,015,424
Kroger Co. (The)	78,789	4,549,277
McKesson Corp.	11,839	10,136,433
Procter & Gamble Co. (The)	5,244	757,706
		36,678,543
Personal Goods — 0.2%
Ralph Lauren Corp.	13,201	5,020,868
Pharmaceuticals, Biotechnology & Marijuana Producers — 7.7%
AbbVie, Inc.	106,849	26,812,688
Alnylam Pharmaceuticals, Inc. *	18,067	3,713,130
Arrowhead Pharmaceuticals, Inc. *	61,644	5,218,165
Axsome Therapeutics, Inc. *	18,846	4,108,239
Eli Lilly & Co.	19,751	22,690,739
Exelixis, Inc. *	111,211	5,897,519
Gilead Sciences, Inc.	115,952	15,098,110
Guardant Health, Inc. *	47,558	7,703,920
Insmed, Inc. *	38,570	3,803,002
Ionis Pharmaceuticals, Inc. *	71,190	3,685,506
Jazz Pharmaceuticals plc *	26,270	6,642,632
Johnson & Johnson	183,874	47,136,100
Merck & Co., Inc.	99,923	13,009,975
Revolution Medicines, Inc. *	46,160	8,656,385
Roivant Sciences Ltd. *	203,835	6,912,045
Royalty Pharma plc, Class A	121,434	7,095,389
Viatris, Inc.	227,604	3,996,726
		192,180,270
Precious Metals & Mining — 0.1%
Anglogold Ashanti plc (Australia)	45,649	3,620,879
Real Estate Investment & Services — 0.4%
CBRE Group, Inc., Class A *	43,412	6,373,316
Jones Lang LaSalle, Inc. *	8,589	3,049,352
		9,422,668
Real Estate Investment Trusts — 2.0%
Agree Realty Corp.	28,434	2,212,165
EPR Properties	55,237	3,428,561
Healthcare Realty Trust, Inc., Class A	144,652	3,039,138
Host Hotels & Resorts, Inc.	145,067	3,645,534
Millrose Properties, Inc., Class A	47,031	1,315,927

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Omega Healthcare Investors, Inc.	74,239	3,758,721
Realty Income Corp.	26,174	1,671,733
Simon Property Group, Inc.	39,692	9,104,154
Ventas, Inc.	80,145	7,494,359
Welltower, Inc.	60,116	14,093,595
		49,763,887
Renewable Energy — 0.1%
Nextpower, Inc., Class A *	20,585	1,849,974
Retailers — 6.9%
Amazon.com, Inc. *	57,561	15,632,416
Amer Sports, Inc. (Finland) *	136,695	4,854,039
AutoNation, Inc. *	18,885	4,011,174
Carvana Co., Class A *	106,500	6,641,340
Costco Wholesale Corp.	30,900	29,413,401
Dillard's, Inc., Class A (a)	3,778	2,222,749
Dollar General Corp.	41,737	5,302,686
Five Below, Inc. *	29,517	6,409,026
Gap, Inc. (The)	159,533	3,205,018
Lowe's Cos., Inc.	23,196	4,820,361
Macy's, Inc.	174,047	4,319,847
O'Reilly Automotive, Inc. *	88,098	7,871,556
Penske Automotive Group, Inc.	12,399	2,694,427
Ross Stores, Inc.	42,563	10,686,292
Tapestry, Inc.	48,455	7,383,088
TJX Cos., Inc. (The)	88,187	13,875,343
Ulta Beauty, Inc. *	10,284	5,273,944
Walmart, Inc.	283,695	31,546,884
Wayfair, Inc., Class A *	46,590	3,955,491
Williams-Sonoma, Inc.	9,009	2,059,998
		172,179,080
Software & Computer Services — 15.7%
Akamai Technologies, Inc. *	33,283	3,833,536
Alphabet, Inc., Class A	142,481	50,741,759
Appfolio, Inc., Class A *	7,533	1,357,371
AppLovin Corp., Class A *	22,260	8,812,734
CACI International, Inc., Class A *	8,281	4,121,868
Cadence Design Systems, Inc. *	25,633	8,715,733
Cloudflare, Inc., Class A *	37,081	10,344,857
Crowdstrike Holdings, Inc., Class A *	85,480	16,314,713
Datadog, Inc., Class A *	44,429	11,905,639
DoorDash, Inc., Class A *	41,901	8,219,300
Dropbox, Inc., Class A *	142,441	4,637,879
F5, Inc. *	14,412	5,801,839
Hewlett Packard Enterprise Co.	195,421	9,360,666
International Business Machines Corp.	70,525	15,772,916
Leidos Holdings, Inc.	33,745	3,900,922
Maplebear, Inc. *	89,969	4,012,617

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Match Group, Inc.	87,326	3,441,518
Meta Platforms, Inc., Class A	69,729	38,818,832
Microsoft Corp.	106,127	49,319,339
MongoDB, Inc., Class A *	16,601	5,602,505
Okta, Inc. *	48,087	6,824,988
Oracle Corp.	140,267	18,216,475
Palantir Technologies, Inc., Class A *	189,866	23,364,910
Palo Alto Networks, Inc. *	51,042	16,937,267
Parsons Corp. *	37,611	1,662,782
Pegasystems, Inc.	75,411	2,303,806
People, Inc. *	47,431	1,971,707
PTC, Inc. *	31,018	4,255,670
Reddit, Inc., Class A *	28,813	4,053,125
RingCentral, Inc., Class A	62,314	3,465,905
Rubrik, Inc., Class A *	59,362	4,295,434
Snowflake, Inc., Class A *	38,909	11,411,231
Synopsys, Inc. *	16,265	6,323,181
Twilio, Inc., Class A *	35,034	6,913,960
Unity Software, Inc. *	113,974	3,614,116
VeriSign, Inc.	20,797	6,031,546
Zoom Communications, Inc., Class A *	64,400	6,186,908
		392,869,554
Technology Hardware & Equipment — 23.9%
Advanced Micro Devices, Inc. *	100,183	47,702,135
Allegro MicroSystems, Inc. (Japan) *	109,812	4,557,198
Amkor Technology, Inc.	70,406	3,511,147
Amphenol Corp., Class A	106,007	17,035,325
Analog Devices, Inc.	44,015	16,171,551
Apple, Inc.	165,265	51,052,011
Applied Materials, Inc.	50,202	25,486,049
Arrow Electronics, Inc. *	25,123	5,440,888
Astera Labs, Inc. *	24,265	7,551,996
Avnet, Inc.	62,107	5,517,586
Broadcom, Inc.	134,121	52,210,623
Cirrus Logic, Inc. *	34,693	4,487,540
Coherent Corp. *	25,200	6,624,828
Corning, Inc.	81,891	11,321,431
Dell Technologies, Inc., Class C	33,235	13,472,472
Entegris, Inc.	25,660	3,054,823
Everpure, Inc., Class A *	90,420	6,977,711
Flex Ltd. *	58,944	6,704,880
GLOBALFOUNDRIES, Inc.	50,774	2,538,192
Intel Corp. *	337,049	30,401,820
IPG Photonics Corp. *	23,764	2,021,366
Jabil, Inc.	20,355	6,412,843
KLA Corp.	86,773	15,863,840
Lam Research Corp.	87,388	25,606,432

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
Lattice Semiconductor Corp. *	44,620	5,544,927
MACOM Technology Solutions Holdings, Inc. *	18,021	4,531,200
Microchip Technology, Inc.	63,378	4,708,352
Micron Technology, Inc.	52,202	42,963,812
Monolithic Power Systems, Inc.	6,437	9,179,355
NVIDIA Corp.	249,066	50,000,000
ON Semiconductor Corp. *	70,241	5,732,368
Onto Innovation, Inc. *	19,166	4,955,944
Qorvo, Inc. *	50,068	4,534,659
QUALCOMM, Inc.	95,388	14,080,223
Sandisk Corp. *	12,404	15,068,751
TD SYNNEX Corp.	23,386	5,979,800
Teradyne, Inc.	23,294	8,564,971
Texas Instruments, Inc.	77,480	21,364,335
Vertiv Holdings Co., Class A	42,782	10,334,848
Western Digital Corp.	31,910	17,385,844
		596,654,076
Telecommunications Equipment — 1.3%
Applied Optoelectronics, Inc. *	19,946	1,881,307
AST SpaceMobile, Inc. * (a)	46,974	2,770,526
Ciena Corp. *	20,955	7,901,083
Cisco Systems, Inc.	57,019	6,613,634
Lumentum Holdings, Inc. *	10,351	7,389,993
Ubiquiti, Inc.	5,973	3,324,094
Viavi Solutions, Inc. *	62,283	2,301,357
		32,181,994
Telecommunications Service Providers — 0.8%
AT&T, Inc.	596,025	13,857,581
Millicom International Cellular SA (Guatemala)	60,798	5,804,993
		19,662,574
Tobacco — 1.4%
Altria Group, Inc.	165,257	11,292,011
Philip Morris International, Inc.	118,854	22,679,720
		33,971,731
Travel & Leisure — 2.6%
Aramark	66,704	3,800,127
Delta Air Lines, Inc.	105,697	9,242,146
Hilton Worldwide Holdings, Inc.	27,217	8,722,777
Live Nation Entertainment, Inc. *	14,686	2,557,273
Madison Square Garden Sports Corp. *	8,740	3,440,763
Marriott International, Inc., Class A	26,717	9,960,899
Royal Caribbean Cruises Ltd.	30,027	9,557,594
Texas Roadhouse, Inc.	19,478	4,001,560

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Travel & Leisure — continued
United Airlines Holdings, Inc. *	64,116	7,779,194
Viking Holdings Ltd. *	67,587	7,052,704
		66,115,037
Total Common Stocks (Cost $2,104,659,792)		2,490,974,503
Short-Term Investments — 1.0%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $3,304,722)	3,304,722	3,304,722
Investment of Cash Collateral from Securities Loaned — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $21,016,980)	21,016,981	21,016,980
Total Short-Term Investments (Cost $24,321,702)		24,321,702
Total Investments — 100.8% (Cost $2,128,981,494)		2,515,296,205
Liabilities in Excess of Other Assets — (0.8)%		(19,792,308)
NET ASSETS — 100.0%		2,495,503,897

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $20,302,895.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	10	09/18/2026	USD	3,760,625	36,579

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,515,296,205	$—	$—	$2,515,296,205
Appreciation in Other Financial Instruments
Futures Contracts (a)	$36,579	$—	$—	$36,579

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$—	$197,427,971	$176,410,991	$—	$—	$21,016,980	21,016,981	$404,773	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	2,121,409	42,194,583	41,011,270	—	—	3,304,722	3,304,722	86,089	—
Total	$2,121,409	$239,622,554	$217,422,261	$—	$—	$24,321,702		$490,862	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.